                          A Letter To Our Shareholders

Dear Shareholder:

     The past year has been one of marked contrasts for the U.S. economy and its financial markets. During the first half of the year, short-term cash equivalent investments such as Excelsior Institutional Treasury Money Fund did relatively well as interest rates rose in response to inflation fears, while longer term bonds and stocks fared poorly. As the economy slowed in the second half of the fiscal year, broad measures of stock and bond performance rallied to new highs and yields on most money market investments remained relatively stable. The Fund's annualized current 7-day yield for the period ended August 31, 1995 was 5.32% and for the same period the Fund's annualized effective 7-day yield was 5.46% after taking into account the effect of compounding.*

     The Fund's investment adviser, Citibank, N.A., manages U.S. Treasury Reserves Portfolio to provide liquidity and as high a level of current income as is consistent with the preservation of capital. The Fund seeks to offer an attractive yield and a competitive expense ratio by investing in a high-quality portfolio composed exclusively of securities backed by the full faith and credit of the U.S. Treasury.

     On behalf of the Board of Trustees and staff of Excelsior Funds, I want to extend our sincere appreciation to all of our shareholders. We thank you for your confidence and participation and we look forward to continuing to help you achieve your financial goals.

/s/ Philip W. Coolidge
Philip W. Coolidge
President

October 20, 1995

*Annualized   effective  yield  is  based  upon dividends  declared  daily   and
 reinvested monthly.

The shares of the Fund are neither insured nor guaranteed by the U.S. Government. While the Fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so on a continuing basis.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, BANK INSURANCE FUND, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY, AND INVOLVE POSSIBLE RISK TO PRINCIPAL.

Excelsior Institutional Treasury Money Fund
Statement Of Assets And Liabilities August 31, 1995


Assets:
Investment in U.S. Treasury Reserves Portfolio (the 'Portfolio'), at value (Note 1) ..........................          $136,804,267
Deferred organization expense (Note 1) ......................................................................                 51,990
Prepaid insurance ...........................................................................................                  2,233
                                                                                                                        ------------
     Total assets ................................................................................................       136,858,490
                                                                                                                        ------------
Liabilities:
Dividends payable ...........................................................................................                734,731
Shareholder servicing fees payable (Note 2) .................................................................                 52,825
Organization expenses payable (Note 1) ......................................................................                 36,540
Trustees' fees payable (Note 2) .............................................................................                  5,160
Administration fees payable (Note 2) ........................................................................                  1,699
Sub-transfer agent fees payable (Note 2) ....................................................................                  1,563
Other accrued expenses ......................................................................................                 34,946
                                                                                                                        ------------
     Total liabilities ...........................................................................................           867,464
                                                                                                                        ------------
Net Assets for 135,991,026 shares of beneficial interest outstanding ........................................           $135,991,026
                                                                                                                        ============
Represented by:
Paid-in capital .............................................................................................           $135,991,026
                                                                                                                        ============
Net Asset Value, Offering Price and Redemption Price Per Share ..............................................                  $1.00
                                                                                                                               =====



Excelsior Institutional Treasury Money Fund
Statement Of Operations
For the Year Ended August 31, 1995

Investment Income from Portfolio (Note 1):
Interest income .......................................................................                 $7,234,435
Allocated expenses ....................................................................                   (131,756)
                                                                                                        ----------
    Net investment income from Portfolio ..............................................                  7,102,679
Expenses (Note 1):
Shareholder servicing fees (Note 2) ...................................................$  508,494
Registration fees .....................................................................    21,990
Administration fees (Note 2) ..........................................................    20,000
Sub-transfer agent fees (Note 2) ......................................................    18,782
Auditing fees .........................................................................    18,400
Legal fees ............................................................................    17,495
Amortization of organization expenses (Note 1) ........................................    16,825
Prospectus and shareholders' reports ..................................................    13,368
Insurance expense .....................................................................    12,420
Trustees' fees and expenses (Note 2) ..................................................     3,396
Miscellaneous expenses ................................................................     1,315
                                                                                        ---------
    Total expenses ....................................................................   652,485
    Less: Waiver of shareholder servicing fees (Note 2) ...............................  (454,971)
                                                                                        ---------
    Net expenses ......................................................................                    197,514
                                                                                                        ----------
    Net investment income .............................................................                 $6,905,165
                                                                                                        ==========

                       See notes to financial statements

Excelsior Institutional Treasury Money Fund
Statement Of Changes In Net Assets


                                                                                                                  For the period
                                                                                                                 November 8, 1993
                                                                                                                   (Commencement
                                                                                             For the Year Ended   of Operations) to
                                                                                               August 31, 1995     August 31, 1994
                                                                                               ---------------     ---------------
Increase (Decrease) in Net Assets:
Net investment income from operations .....................................................   $     6,905,165       $       398,435
                                                                                              ---------------       ---------------
Dividends to shareholders from net investment income ......................................        (6,905,165)             (398,435)
                                                                                              ---------------       ---------------
Transactions in Shares of Beneficial Interest
    ($1.00 Per Share):
Net proceeds from shares sold .............................................................     4,024,463,629           233,287,272
Reinvestment of dividends .................................................................            198,030               12,000
Cost of shares redeemed ...................................................................    (4,008,031,221)         (113,988,684)
                                                                                              ---------------       ---------------
    Net increase in net assets resulting from transactions in shares of beneficial
      interest ............................................................................        16,630,438           119,310,588
                                                                                              ---------------       ---------------
    Total increase in net assets ..........................................................        16,630,438           119,310,588
Net Assets:
Beginning of period .......................................................................       119,360,588                50,000
                                                                                              ---------------       ---------------
End of period .............................................................................   $   135,991,026       $   119,360,588
                                                                                              ===============       ===============


Excelsior Institutional Treasury Money Fund
Financial Highlights


                                                                                                                   For the period
                                                                                                                   November 8, 1993
                                                                                                                    (Commencement
                                                                                            For the Year Ended    of Operations) to
                                                                                              August 31, 1995      August 31, 1994
                                                                                              ---------------      ---------------

Net Asset Value, beginning of period .......................................................    $     1.00               $  1.00
Net investment income from operations .................................................             0.0520                0.0282
Dividends from net investment income ..................................................            (0.0520)              (0.0282)
                                                                                                ----------             ---------
Net Asset Value, end of period ........................................................         $     1.00               $  1.00
                                                                                                ==========             ==========
Total Return ..........................................................................              5.33%                 3.53%(2)
Ratios:
Net investment income to average net assets (1) .......................................              5.23%                 4.32%(2)
Expenses to average net assets (1) ....................................................              0.25%                 0.24%(2)
Total net assets, end of period (000's omitted) .......................................           $135,991              $119,361

(1) Reflects the Fund's proportionate share of the Portfolio's expenses as well as voluntary fee waivers by agents of the Portfolio and the Trust. If the voluntary fee waivers had not been in place, the ratios of net investment income and expenses to average net assets would have been as follows:



Net investment income .................................................................              4.73%                 3.68%(2)
Expenses ..............................................................................              0.75%                 0.87%(2)



(2) Annualized.


                       See notes to financial statements

Excelsior Institutional Treasury Money Fund
Notes To Financial Statements


(1) Significant Accounting Policies
Excelsior Institutional Treasury Money Fund (the 'Fund') is a series of Excelsior Funds (the 'Trust') and is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Signature Broker-Dealer Services, Inc., ('Signature') serves as administrator and distributor to the Fund.

It is the Fund's policy, to the extent possible, to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, dividend and distribution policies to enable it to do so.

The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the 'Portfolio'), an open-end diversified management investment company for which Citibank, N.A. serves as Investment Advisor. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (16.4% at August 31, 1995).

The  financial   statements  of  the  Portfolio,   including  the  Portfolio  of
Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

A. Investment Valuation--Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B. Investment Income--The Fund earns interest income, net of Portfolio expenses, daily on its investment in the Portfolio. Realized gain and loss from securities transactions are recorded by the Portfolio on the identified cost basis, when recognized, and allocated to the Fund, along with net investment income, based on its investment in the Portfolio.

C. Dividends to Shareholders--Dividends from net investment income are declared daily and paid monthly. Distributions from net realized gains or losses, if any, are declared daily as income and paid monthly.

D. Federal Income Taxes--It is the policy of the Fund to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

E. Expense Allocation--The Fund bears all costs of its operations other than expenses specifically assumed by Signature. Expenses incurred by the Trust with respect to any two or more Funds in the Trust are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be fairly made. Expenses directly attributable to a Fund are charged to that Fund.

F. Deferred Organization Expenses--Organization expenses have been deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Fund. The amount paid by the Fund on any redemption of the Fund's Initial Shares, will be reduced by the pro rata portion of any unamortized organization expenses which the number of Initial Shares redeemed bears to the total number of Initial Shares outstanding immediately prior to such redemption.

G. Other--All the net income of the Portfolio is allocated pro rata among the Fund and the other investors in the Portfolio at the time of such determination.

(2) Administration Fee And Other
    Transactions With Affiliates

A. Pursuant to an Administrative Services Agreement ('the Agreement'), Signature provides management and administrative services necessary for the operations of the Trust and furnishes office facilities required for conducting the business of the Trust. Certain officers of Signature serve as officers of the Trust and are compensated by Signature. For its services under the Agreement, Signature receives a fee, payable monthly, at an annual rate of 0.01% of the average daily net assets of the Fund, subject to an

Excelsior Institutional Treasury Money Fund
Notes To Financial Statements continued

annual minimum payment of $20,000. For the year ended August 31, 1995, the Fund accrued administration fees totaling $20,000. Signature receives no compensation from the Fund in its capacity as distributor of the Fund's shares.

Pursuant to a Supplemental Advisory Agreement, United States Trust Company of New York ('U.S. Trust') reviews certain investment and custody processes. U.S. Trust receives no compensation for its services under this agreement.

For the year ended August 31, 1995, Mutual Funds Service Company ('MFSC'), a former subsidiary of U.S. Trust (see note 4a), received fees amounting to $18,782 for providing sub-transfer agency services to the Fund. MFSC may from time to time perform certain sub-administrative duties for the Fund and is entitled to receive compensation for its services. All such compensation will be paid by Signature. For the year ended August 31, 1995, MFSC received no compensation from Signature for sub-administrative services.

B. The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with U.S. Trust, UST Distributors, Inc. and Mid Atlantic Capital Group, Inc. (the 'Shareholder Servicing Agents') pursuant to which each Shareholder Servicing Agent, as agent for its customers, provides shareholder servicing. For its services, each Shareholder Servicing Agent may receive a fee from the Fund, which may not exceed, on an annualized basis, when combined with any administration fees paid, an amount equal to 0.40% of the average daily net assets of Fund shares owned by customers of the Shareholder Servicing Agent. For the year ended August 31, 1995, the Shareholder Servicing Agents received fees amounting to $53,523, net of $454,971 which was voluntarily waived, for providing shareholder servicing to the Fund.


C. Independent Trustees receive an annual retainer of $4,000 and an additional $250 for each meeting of the Board of Trustees attended. In addition, the Trust reimburses independent Trustees for reasonable expenses incurred when acting in their capacity as Trustees.

(3) Investment Transactions
Additions and reductions in the Fund's investment in the Portfolio aggregated $4,024,463,629 and $4,014,335,458, respectively.

(4) Subsequent Events
A. Effective September 1, 1995, Chase Global Funds Services Company, formerly MFSC, provides sub-transfer agency services to the Fund.

B. On September 5, 1995, as a result of the purchase of certain business units of U.S. Trust by The Chase Manhattan Corporation, the Fund experienced significant redemptions of fund shares totaling $138,881,321.

Excelsior Institutional Treasury Money Fund
Report of Independent Accountants


To the Trustees of Excelsior Funds (the Trust) and the Shareholders of
Excelsior Institutional Treasury Money Fund


In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Excelsior Institutional Treasury Money Fund (the 'Fund'), a series of the Excelsior Funds, at August 31, 1995 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1995, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
October 9, 1995




Important Tax Information (unaudited)
For the year ended August 31, 1995, 100.00% of the income dividends paid were derived from interest earned from U.S. Treasury Bills, Notes and Bonds.

U.S. Treasury Reserves Portfolio
Portfolio Of Investments August 31, 1995

                                             Principal
                                               Amount
Issuer                                    (000's omitted)        Value
--------------------------------------------------------------------------------

U.S. Treasury Obligations -- 105.9%

        U.S. Treasury Bills -- 99.8%
            due 9/21/1995 ................  $      34,009  $  33,907,937
            due 9/28/1995 ................        120,485    119,998,077
            due 10/05/1995 ...............         43,490     43,268,506
            due 10/12/1995 ...............         70,000     69,568,703
            due 10/19/1995 ...............        184,155    182,819,403
            due 10/26/1995 ...............        115,605    114,650,087
            due 11/02/1995 ...............        105,000    104,035,254
            due 11/16/1995 ...............        110,110    108,838,950
            due 12/14/1995 ...............         54,375     53,525,467
                                                           -------------
                                                             830,612,384
                                                           -------------

        U.S. Treasury Notes -- 6.1%
            9.25% due 1/15/1996...........         50,000     50,623,642
                                                           -------------
Total Investments, at Amortized Cost.... 105.9%              881,236,026
Other Assets, Less Liabilities..........  (5.9)              (48,977,649)
                                         ------             ------------
Net Assets.............................. 100.0%             $832,258,377
                                         ======             ============

See notes to financial statements

U.S. Treasury Reserves Portfolio
Statement Of Assets And Liabilities August 31, 1995

Assets:
Investments, at amortized cost and value (Note 1A)............  $881,236,026
Cash..........................................................        54,248
Interest receivable...........................................       603,261
Deferred organization expenses (Note 1D)......................         1,210
                                                                ------------
  Total assets................................................   881,894,745
                                                                ------------
Liabilities:
Payable for investments purchased.............................    49,545,333
Payable to affiliate--investment advisory fee (Note 2A).......        41,524
Accrued expenses and other liabilities........................        49,511
                                                                ------------
  Total liabilities...........................................    49,636,368
                                                                ------------
Net Assets....................................................  $832,258,377
                                                                ============
Represented by:
Paid-in capital for beneficial interests......................  $832,258,377
                                                                ============

U.S. Treasury Reserves Portfolio
Statement Of Operations
For the Year Ended August 31, 1995

Interest Income (Note 1B)......................                 $41,794,322
Expenses:
Investment Advisory fees (Note 2A)................ $1,148,418
Administrative fees (Note 2B).....................    382,806
Custodian fees....................................    257,830
Auditing fees.....................................     21,800
Trustee fees......................................     15,714
Legal fees........................................     11,529
Amortization of organization expenses (Note 1D)...      4,307
Miscellaneous.....................................     58,728
                                                   ----------
  Total expenses..................................  1,901,132
  Less aggregate amount waived by Investment
    Adviser and Administrator (Notes 2A and 2B)... (1,135,911)
                                                   ----------
  Net expenses....................................                  765,221
                                                                -----------
  Net investment income...........................              $41,029,101
                                                                ===========

See notes to financial statements

U.S. Treasury Reserves Portfolio
Statement Of Changes In Net Assets

                                                    Year Ended August 31,
                                              ----------------------------------
                                                   1995               1994
                                              --------------     --------------
Increase (Decrease) in Net Assets From
Operations:
Net investment income.....................    $   41,029,101     $   19,484,825
                                              --------------     --------------
Capital Transactions:
Proceeds from contributions...............     2,996,270,146      1,195,331,966
Value of withdrawals......................    (2,931,609,982)    (1,010,065,239)
                                              --------------     --------------
  Net increase in net assets from capital
    transactions..........................        64,660,164        185,266,727
                                              --------------     --------------
Net Increase in Net Assets................       105,689,265        204,751,552
Net Assets:
Beginning of period.......................       726,569,112        521,817,560
                                              --------------     --------------
End of period.............................    $  832,258,377     $  726,569,112
                                              ==============     ==============

U.S. Treasury Reserves Portfolio
Financial Highlights

                                              Year Ended August 31,                                         March 1, 1991
                                             ----------------------                                         (Commencement
                                                                     Eight Months Ended     Year Ended      of Operations) to
                                               1995       1994        August 31, 1993    December 31, 1992  December 31, 1991
                                              ------     ------       ---------------    -----------------  -----------------
Ratios/Supplemental Data:
Net Assets, end of period (000's omitted)..  $832,258  $726,569          $521,818             $590,769          $675,332
Ratio of expenses to average net assets....     0.10%     0.12%          0.20%'D'                0.24%          0.19%'D'
Ratio of net  investment  income to
  average net assets.......................     5.36%     3.43%          2.96%'D'                3.59%          5.26%'D'

Note: If the agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

Ratios:
Expenses to average net assets.............     0.25%     0.26%          0.25%'D'                0.25%           0.25%'D'
Net investment income to
  average net assets.......................     5.21%     3.30%          2.91%'D'                3.58%           5.19%'D'

'D'Annualized.

See notes to financial statements

U.S. Treasury Reserves Portfolio
Notes To Financial Statements

(1) SIGNIFICANT ACCOUNTING POLICIES

U.S. Treasury Reserves Portfolio (the 'Portfolio') is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Landmark Funds Broker-Dealer Services, Inc. ('LFBDS') acts as the Portfolio's Administrator and Citibank, N.A. ('Citibank') acts as the Investment Adviser.

The significant accounting policies consistently followed by the Portfolio are in conformity with generally accepted accounting principles and are as follows:

A. Valuation of Investments -- Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

B. Interest Income and Expenses -- Interest income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

C. Federal Income Taxes -- The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. Deferred Organization Expenses -- Expenses incurred by the Portfolio in connection with its organization have been deferred and are being amortized on a straight-line basis not to exceed five years.

E. Other -- Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

(2) INVESTMENT  ADVISORY FEES AND ADMINISTRATIVE  FEES

A. Investment Advisory Fees -- The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $1,148,418, of which $753,105 was voluntarily waived for the year ended August 31, 1995. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

B. Administrative Fees -- Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at the annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fee amounted to $382,806, all of which was voluntarily waived for the year ended August 31, 1995. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

(3)  INVESTMENT TRANSACTIONS

Purchases, maturities and sales of U.S. Treasury obligations, aggregated $9,905,935,862 and $9,782,029,952, respectively, for the year ended August 31, 1995.

(4) LINE  OF CREDIT

The Portfolio, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1995, the commitment fee allocated to the Portfolio was $5,418. Since the line of credit was established, there have been no borrowings.

U.S. Treasury Reserves Portfolio
Independent Auditors' Report
To the Trustees and Investors of U.S. Treasury Reserves Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of U.S. Treasury Reserves Portfolio (a New York Trust) as of August 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1995 and 1994 and the financial highlights for each of the years in the two-year period ended August 31, 1995, the eight months ended August 31, 1993, the year ended December 31, 1992 and the period from March 1, 1991 (Commencement of Operations) to December 31, 1991. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1995, by correspondence with the Custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of U.S. Treasury Reserves Portfolio at August 31, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 9, 1995

Administrator and Distributor of the Fund
Signature Broker-Dealer Services, Inc.
6 St. James Avenue
Boston, MA 02116
(617) 423-0800


Investment Adviser of the Portfolio
Citibank, N.A.
153 East 53rd Street
New York, NY 10043

Supplemental Investment Manager
and Transfer Agent of the Fund
United States Trust Company of New York
114 West 47th Street
New York, NY 10036

Custodian and Transfer Agent
of the Portfolio
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Sub-Transfer Agent to the Fund
Chase Global Funds Services Company
73 Tremont Street
Boston, MA 02108

Independent Accountants of the Fund
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110


Independent Accountants of the Portfolio
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110


                                Excelsior Funds


                                 Institutional
                                    Treasury
                                   Money Fund




                                 Annual Report
                                August 31, 1995
USTEXTRA95



              STATEMENT OF DIFFERENCES

       The dagger shall be expressed as 'D'